Financial Instruments - Disclosure of Fair Value Measurement of Financial Assets based on Hierarchy (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Financial assets	R$ 1,959,486	R$ 1,467,659
Level 1 of fair value hierarchy [member] | Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	151,645	172,228
Level 2 of fair value hierarchy [member] | Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	542,358	743,479
Level 3 of fair value hierarchy [member] | Vinci Monalisa FIM Crédito Privado IE [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	212,482	111,623
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,348,801	1,356,222
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,341,655	1,350,237
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	7,146	5,985
Certificate of deposit [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	173,300	106,473
Certificate of deposit [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	173,300	106,473
Mutual funds [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,168,355	1,243,764
Mutual funds [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,168,355	1,243,764
Private equity funds [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	7,146	5,985
Private equity funds [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	R$ 7,146	R$ 5,985